Losses (Earning) Per Share (Tables)	12 Months Ended
Sep. 30, 2025
Losses (Earning) Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share for the years indicated:

	For the years ended September 30,
	2023	2024	2025
	RMB	RMB	RMB	USD
Numerator:
Net income (loss) attributable to XChange TEC.INC’s ordinary shareholders	(71,313)	(226,821)	(748,414)	(105,129)
Net loss from continuing operations attributable to XChange TEC.INC’s ordinary shareholders	(25,102)	(613,166)	(748,414)	(105,129)
Net income (loss) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders	(46,211)	386,345	—	—
Denominator:
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted	28,050,733	238,246,158	50,254,250,124	50,254,250,124

Net earnings (loss) per share attributable to ordinary shareholders of XChange TEC.INC—Basic and diluted	(0.00)	(0.00)	(0.00)	(0.00)
Net losses per share from continuing operations attributable to ordinary shareholders of XChange TEC.INC—Basic and diluted	(0.00)	(0.00)	(0.00)	(0.00)
Net earnings (loss) from per share discontinued operations attributable to ordinary shareholders of XChange TEC.INC—Basic and diluted	(0.00)	0.00	—	—